S000045239 [Member] Investment Objectives and Goals - SFT Nomura Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary: SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund)
Objective [Heading]	SFT Nomura Small Cap Growth Fund (formerly SFT Macquarie Small Cap Growth Fund): Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide growth of capital.